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                          Morgan, Lewis & Bockius LLP
                              1800 M Street, N.W.
                              Washington, DC 20036
                               Tel: 202-467-7000
                               Fax: 202-467-7176


October 3, 2001


VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Re:  Nuveen Multistate Trust I (File Nos. 333-16617 and 811-07747)
     -------------------------------------------------------------
     Filing pursuant to Rule 497(j)
     ------------------------------

Ladies and Gentlemen:

On behalf of our client, Nuveen Multistate Trust I (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter certifying that the prospectuses dated September 28, 2001 for the Nuveen Arizona Municipal Bond Fund, Colorado Municipal Bond Fund, New Mexico Municipal Bond Fund, Florida Municipal Bond Fund, Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, and Virginia Municipal Bond Fund and the Statement of Additional Information also dated September 28, 2001 that would have been filed pursuant to Rule 497(c) of the 1933 Act, do not differ from those contained in the Trust's Post-Effective Amendment No. 6 which was filed via EDGAR, on September 28, 2001.

Please contact me at (202) 467-7662 should you have any questions or comments concerning this filing.


Sincerely,

/s/ Thomas S. Harman

Thomas S. Harman